Investment Objectives and Goals	Dec. 31, 2025
FRANKLIN CONSERVATIVE ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Conservative Allocation Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return that is consistent with an acceptable level of risk.
FRANKLIN MODERATE ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Moderate Allocation Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return that is consistent with an acceptable level of risk.
FRANKLIN GROWTH ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Growth Allocation Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return that is consistent with an acceptable level of risk.
FRANKLIN COREFOLIO ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN COREFOLIO ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
FRANKLIN GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN GLOBAL ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return that is consistent with an acceptable level of risk.
Franklin LifeSmart Retirement Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LifeSmart™ Retirement Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to make monthly distributions, while preserving the investors' capital over the long term.
Franklin LifeSmart 2020 Retirement Target Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LifeSmart™ 2020 Retirement Target Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return consistent with its asset allocation.
Franklin LifeSmart 2025 Retirement Target Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LifeSmart™ 2025 Retirement Target Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return consistent with its asset allocation.
Franklin LifeSmart 2030 Retirement Target Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LifeSmart™ 2030 Retirement Target Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return consistent with its asset allocation.
Franklin LifeSmart 2035 Retirement Target Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LifeSmart™ 2035 Retirement Target Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return consistent with its asset allocation.
Franklin LifeSmart 2040 Retirement Target Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LifeSmart™ 2040 Retirement Target Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return consistent with its asset allocation.
Franklin LifeSmart 2045 Retirement Target Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LifeSmart™ 2045 Retirement Target Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return consistent with its asset allocation.
Franklin LifeSmart 2050 Retirement Target Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LIfeSmart™ 2050 Retirement Target Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return consistent with its asset allocation.
Franklin LifeSmart 2055 Retirement Target Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LifeSmart™ 2055 Retirement Target Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return consistent with its asset allocation.
Franklin LifeSmart 2060 Retirement Target Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin LifeSmart™ 2060 Retirement Target Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of long-term total return consistent with its asset allocation.